Organization and Principal Activities (Tables)	6 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Significant Subsidiaries	As of March 31, 2024, the Company’s significant subsidiaries were comprised of the following:
Subsidiaries	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
QK365.com INC. (BVI)	September 29, 2014	BVI	100%	Holding
Alpha Mind Technology Limited (“Alpha Mind BVI”)	April 17, 2023	BVI	100%	Holding
Fenglinju Property (China) Limited Hong Kong (“Fenglinju”)	October 21, 2021	Hong Kong	100%	Holding
Alpha Mind Technology Limited (“Alpha Mind HK”)	October 19, 2021	Hong Kong	100%	Holding
Shanghai Meileju Intelligence Technology Co., Ltd. (“Meileju”)	June 24, 2021	PRC	100%	Holding
Jiachuang Yingan (Beijing) Information & Technology Co., Ltd. (“Alpha Mind WFOE”)	August 2, 2019	PRC	100%	Holding
Huaming Insurance	March 7, 2014	PRC	VIE of Alpha Mind WFOE	Insurance agency and insurance technology businesses
Huaming Yunbao	May 8, 2015	PRC	VIE of Alpha Mind WFOE	Insurance agency and insurance technology businesses